CONTINGENCIES - Beijing Baosheng (Details)									1 Months Ended
	Sep. 06, 2024 CNY (¥)	Sep. 06, 2024 USD ($)	May 15, 2024 CNY (¥)	Jan. 30, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Mar. 17, 2021 USD ($) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Jul. 02, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	May 17, 2024 CNY (¥)	May 17, 2024 USD ($)	Nov. 17, 2023 USD ($) $ / shares	Jul. 02, 2023 CNY (¥)	May 17, 2022 CNY (¥)	May 17, 2022 USD ($)
CONTINGENCIES
Common stock reserved for future issuance | $												$ 2,000,000
Convertible notes payable
CONTINGENCIES
Debt instrument convertible par value | $ / shares															$ 0.0096
Convertible notes payable | Maximum
CONTINGENCIES
Principal amount | $															$ 42,000,000
Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Bank deposits | ¥																¥ 171,478
Instalments for litigation settlement made | ¥			¥ 176,358
Breach of contract with Beijing Haidian District People's Court
CONTINGENCIES
Amount of damages									¥ 1,783,834.04	$ 270,102
Property reservation to secure claim													¥ 1,783,834.04	$ 270,102			¥ 1,783,834.04	$ 270,102
Contract dispute with Arbitration committee
CONTINGENCIES
Amount of damages				¥ 1,434,059.00	$ 201,982.99
Loss contingency damages paid	¥ 1,267,980.00	$ 178,591.25
Lawsuit with United States District Court of the Southern District of New York
CONTINGENCIES
Number of ordinary share in each unit								1,960,784
Number of shares per unit								1
Number of warrants per unit								1
Number of shares issuable per warrant								1.5
Aggregate purchase price | $								$ 10,000,000
Winding up petition with Grand Court of the Cayman Islands
CONTINGENCIES
Number of ordinary share in each unit								1,960,784
Aggregate purchase price | $								$ 10,000,000
Securities purchase agreement
CONTINGENCIES
Number of shares issuable per warrant								1.5
Number of shares in a unit								1
Number of warrants in a unit								1
Shenzhen Pusi Technology Co., Ltd | Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Amount of damages						¥ 160,965	$ 23,292
Shenzhen Pusi Technology Co., Ltd | Service fee repayment
CONTINGENCIES
Bank deposits | ¥											¥ 171,478